Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity.
Common shares issued and authorized

in thousands of shares	2021	2020
Common shares as of Jan 1, fully paid	22,118	19,861
Issued shares	—	2,000
Exercise of options	450	256
Common shares issued as of Dec 31, fully paid	22,568	22,118

	as of	as of
in thousands of shares	Dec 31, 2021	Dec 31, 2020
Authorized common shares of EUR 0.12 each	79,000	79,000